Merger (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
Business combination	The following table presents the net proceeds from the Merger and PIPE Investment for the year ended December 31, 2022 (in thousands):
Recapitalization
Cash - DPCM trust and cash, net of redemptions	$9,130
Cash - PIPE Investment	40,000
Less: Non-cash net liabilities assumed from DPCM and D-Wave Quantum Inc.	(16,378)
Less: Transaction costs	(14,017)
Net Merger and PIPE Investment	18,735
Recapitalization
Add back: Non-cash net liabilities assumed from DPCM and D-Wave Quantum Inc.	16,378
Add back: Accrued transaction costs	2,459
Net cash contribution from Merger and PIPE Investment	$37,572
The following table presents the number of shares of common stock issued immediately following the consummation of the Merger, PIPE Investment, and closing of the Lincoln Park Purchase Agreement:
Number of Shares
Exchange of DPCM Class A common stock for D-Wave Quantum Inc. common stock upon Merger(1)	1,311,937
Exchange of DPCM Class B common stock for D-Wave Quantum Inc. common stock upon Merger(2)	3,015,575
D-Wave Quantum Inc. common stock issued in PIPE Investment upon Merger	5,816,528
Merger and PIPE shares	10,144,040
Exchange of D-Wave Systems Inc. common stock for D-Wave Quantum Inc. common stock (including Exchangeable Shares) upon Merger(3)	99,736,752
D-Wave Quantum Inc. common stock issued to Lincoln Park for the Lincoln Park Purchase Agreement closing commitment upon Merger	127,180
Total D-Wave Quantum Inc. common stock (including Exchangeable Shares) outstanding immediately after Merger, PIPE Investment, and closing of the Lincoln Park Purchase Agreement	110,007,972

(1)
Prior to the Merger, there were 30,000,000 shares of DPCM Class A common stock subject to possible redemption outstanding. Also prior to the Merger, 29,097,787 shares of DPCM Class A common stock subject to possible redemption were redeemed, resulting in 902,213 shares of DPCM Class A common stock outstanding immediately prior to the Merger. The number of Common Shares that former stockholders of DPCM Class A common stock received upon exchanging their shares in connection with the Merger was calculated by multiplying the 902,213 shares of DPCM Class A common stock outstanding immediately prior to the Merger by the Exchange Ratio. All fractional shares were rounded down.

(2)
Prior to the Merger, there were 7,500,000 shares of DPCM Class B common stock outstanding. Also prior to the Merger, 4,484,425 shares of DPCM Class B common stock were forfeited, resulting in 3,015,575 shares of DPCM Class B common stock outstanding immediately prior to the Merger. In connection with the Merger, the former stockholders of DPCM Class B common stock exchanged their shares for Common Shares on a one-for-one basis.

(3)
In conjunction with the Merger, all of D-Wave Systems' non-redeemable convertible preferred stock was converted into D-Wave Systems' common stock. As a result, there were 112,106,972 shares of D-Wave Systems' common stock outstanding immediately prior to the Merger. In conjunction with the Merger, the number of Common Shares that former stockholders of D-Wave Systems' common stock received upon exchanging their shares in conjunction with the Merger was calculated by multiplying the 112,106,972 shares of D-Wave Systems' common stock outstanding by the conversion ratio of 0.889657 (the “Conversion Ratio”), resulting in 99,736,752 shares of D-Wave Quantum Inc. common stock outstanding (including 48,409,601 Exchangeable Shares). During the year ended December 31, 2022, 787 Exchangeable Shares were exchanged for Common Shares. All fractional shares were rounded down.